INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Disclosure of detailed information about intangible assets

Intangible assets by class	Useful life (in years)
Trademarks	Indefinite
Other	4 to 88
The following table presents the components of the partnership’s intangible assets as of December 31, 2022 and December 31, 2021:

(US$ Millions)	Dec. 31, 2022	Dec. 31, 2021
Cost	$1,017	$1,012
Accumulated amortization	(51)	(48)
Balance, end of year	$966	$964

The following table presents a roll forward of the partnership’s intangible assets December 31, 2022 and December 31, 2021:

(US$ Millions)	Dec. 31, 2022	Dec. 31, 2021
Balance, beginning of year	$964	$982
Acquisitions	5	6
Amortization	(8)	(14)
Manager Reorganization(1)	108	—
Foreign currency translation	(103)	(10)
Balance, end of year	$966	$964
(1) See Note 32, Related Parties for further information on the Manager Reorganization.